Deferred income taxes - Movement on gross deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes
Beginning balance	¥ 1,002,397	¥ 609,230	¥ 685,797
Credited (charged) to consolidated income statements	2,436,875	404,147	(100,921)
Credited (charged) to other reserves	39,791	(10,980)	24,354
Ending balance	3,479,063	1,002,397	609,230
Asset impairment and allowances for credit losses
Deferred income taxes
Beginning balance	470,575	197,909	114,222
Credited (charged) to consolidated income statements	256,543	275,339	82,741
Credited (charged) to other reserves	44,476	(2,673)	946
Ending balance	771,594	470,575	197,909
Lease liabilities
Deferred income taxes
Beginning balance	211,400	193,385	281,803
Credited (charged) to consolidated income statements	20,197	18,015	(88,418)
Credited (charged) to other reserves	(42)
Ending balance	231,555	211,400	193,385
Tax losses carry forwards
Deferred income taxes
Beginning balance	179,166	98,764	105,582
Credited (charged) to consolidated income statements	1,546,360	86,227	(18,650)
Credited (charged) to other reserves	(2,078)	(5,825)	11,832
Ending balance	1,723,448	179,166	98,764
Accrued expenses and others
Deferred income taxes
Beginning balance	141,256	119,172	184,190
Credited (charged) to consolidated income statements	613,775	24,566	(76,594)
Credited (charged) to other reserves	(2,565)	(2,482)	11,576
Ending balance	¥ 752,466	¥ 141,256	¥ 119,172